Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	266 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.90%	1.20%	2.34%
S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.62%	1.32%	1.39%
Lipper Short Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		2.86%	1.20%	1.10%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			0.01%	0.38%	0.79%
Performance Inception Date							Oct. 25, 2002
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.00%	0.38%	0.79%
Performance Inception Date							Oct. 25, 2002
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.10%	0.65%	0.91%
Performance Inception Date							Oct. 25, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent			1.74%	0.08%	0.44%
Performance Inception Date						Feb. 10, 2014
Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.85%	1.11%	1.25%
Performance Inception Date							Oct. 25, 2002

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index containing bonds in the S&P Municipal Bond Index with maturities between 6 months and 4 years.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Short Municipal Debt Funds Classification.